REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Segment Information
The following tables present the financial information for the Company's reportable segments.

	Year ended December 31,
	2017	2016	2015
Enterprise

Revenue	$6,125	$6,663	$6,860
Adjusted EBITDA (unaudited)	$(18)	$513	$676

Video Advertising

Telecom revenue	$1,853	$6,502	$7,017	(*)
Adjusted EBITDA (unaudited)	$(1,533)	$(327)	$(273	)(*)

Service Providers

Telecom revenue	$648	$887	$835
Adjusted EBITDA (unaudited)	$(192)	$(296)	$(556)

Total

Revenue	$8,626	$14,052	$14,712
Adjusted EBITDA (unaudited)	$(1,743)	$(110)	$(153)

(*)       Financial information for the nine months ended on December 31, 2015.

Reconciliation of Total Adjusted EBITDA to Net Income

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2017	2016	2015

Adjusted EBITDA (unaudited)	$(1,743)	$(110)	$(153)
Depreciation and amortization expenses	(124)	(1,106)	(868)
Stock-based compensation	(1)	(223)	(170)
Financial expense (income), net	144	(17)	(17)
Goodwill impairment, net of contingent consideration	-	(482)	(3,514)
Video advertising technology impairment	-	(3,763)	-
Income tax effect	9	507	(194)

Loss	$(1,715)	$(5,194)	$(4,916)

Schedule of Revenues by Geographic Area
The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2017	2016	2015

United States	$6,589	$6,860	$11,450
Asia	430	1,984	1,493
Israel	886	3,178	571
Europe	452	1,147	923
Other	269	883	275

	$8,626	$14,052	$14,712

Schedule of Major Customers' Data Percentage of Total Revenues
The following table sets forth the customers that represented 10% or more of the Company's total revenues in each of the periods set forth below:

	Year ended December 31,
	2017	2016	2015

Customer A	(* -	12%	10%
Customer B	(* -	13%	27%
Customer C	(* -	10%	(* -

*)	Less than 10%.